Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks		$ 158,231.0	$ 107,068.0
Loans and advances to banks		15,444.0	12,447.0
Receivables from securities financing transactions		74,210.0	84,245.0
Cash collateral receivables on derivative instruments		32,737.0	23,289.0
Loans and advances to customers		379,528.0	326,786.0
Other financial assets measured at amortized cost		27,194.0	22,980.0
Total financial assets measured at amortized cost		687,345.0	576,815.0
Financial assets at fair value held for trading		125,397.0	127,514.0
of which: assets pledged as collateral that may be sold or repledged by counterparties		47,098.0	41,285.0
Derivative financial instruments	[1]	159,617.0	121,841.0
Brokerage receivables		24,659.0	18,007.0
Financial assets at fair value not held for trading	[2]	80,364.0	83,944.0
Total financial assets measured at fair value through profit or loss		390,037.0	351,307.0
Financial assets measured at fair value through other comprehensive income	[3]	8,258.0	6,345.0
Investments in associates		1,557.0	1,051.0
Property, equipment and software		13,109.0	12,804.0
Goodwill and intangible assets		6,480.0	6,469.0
Deferred tax assets	[4]	9,212.0	9,548.0	[5]
Other non-financial assets		9,768.0	7,856.0
Total assets		1,125,765.0	972,194.0	[6]
Liabilities
Amounts due to banks		11,050.0	6,570.0
Payables from securities financing transactions		6,321.0	7,778.0
Cash collateral payables on derivative instruments		37,312.0	31,415.0
Customer deposits		524,605.0	448,284.0
Debt issued measured at amortized cost	[7]	139,232.0	110,497.0
Other financial liabilities measured at amortized cost		9,729.0	9,712.0
Total financial liabilities measured at amortized cost		728,250.0	614,256.0
Financial liabilities at fair value held for trading	[8],[9],[10]	33,595.0	30,591.0
Derivative financial instruments	[1],[8],[10],[11]	161,102.0	120,880.0
Brokerage payables designated at fair value		38,742.0	37,233.0
Debt issued designated at fair value		61,243.0	66,809.0
Other financial liabilities designated at fair value		30,387.0	35,940.0
Total financial liabilities measured at fair value through profit or loss		325,069.0	291,452.0
Provisions		2,828.0	2,974.0
Other non-financial liabilities		9,854.0	8,837.0
Total liabilities		1,066,000.0	917,519.0
Equity
Share capital		338.0	338.0
Share premium		16,753.0	18,064.0
Treasury shares		(4,068.0)	(3,326.0)
Retained earnings		38,776.0	34,122.0
Other comprehensive income recognized directly in equity, net of tax		7,647.0	5,303.0
Equity attributable to shareholders		59,445.0	54,501.0
Equity attributable to non-controlling interests		319.0	174.0
Total equity		59,765.0	54,675.0	[12]
Total liabilities and equity		1,125,765.0	972,194.0
UBS AG
Assets
Cash and balances at central banks		158,231.0	107,068.0
Loans and advances to banks		15,344.0	12,379.0
Receivables from securities financing transactions		74,210.0	84,245.0
Cash collateral receivables on derivative instruments		32,737.0	23,289.0
Loans and advances to customers		380,977.0	327,992.0
Other financial assets measured at amortized cost		27,219.0	23,012.0
Total financial assets measured at amortized cost		688,717.0	577,985.0
Financial assets at fair value held for trading		125,492.0	127,695.0
of which: assets pledged as collateral that may be sold or repledged by counterparties		47,098.0	41,285.0
Derivative financial instruments	[13]	159,618.0	121,843.0
Brokerage receivables		24,659.0	18,007.0
Financial assets at fair value not held for trading	[2]	80,038.0	83,636.0
Total financial assets measured at fair value through profit or loss		389,808.0	351,181.0
Financial assets measured at fair value through other comprehensive income	[3]	8,258.0	6,345.0
Investments in associates		1,557.0	1,051.0
Property, equipment and software		11,958.0	11,826.0
Goodwill and intangible assets		6,480.0	6,469.0
Deferred tax assets	[4]	9,174.0	9,524.0	[14]
Other non-financial assets		9,374.0	7,547.0
Total assets		1,125,327.0	971,927.0	[6]
Liabilities
Amounts due to banks		11,050.0	6,570.0
Payables from securities financing transactions		6,321.0	7,778.0
Cash collateral payables on derivative instruments		37,313.0	31,416.0
Customer deposits		527,929.0	450,591.0
Funding from UBS Group AG and its subsidiaries	[15],[16]	53,979.0	47,866.0
Debt issued measured at amortized cost	[7]	85,351.0	62,835.0
Other financial liabilities measured at amortized cost		10,421.0	10,373.0
Total financial liabilities measured at amortized cost		732,364.0	617,429.0
Financial liabilities at fair value held for trading	[8],[9],[10]	33,595.0	30,591.0
Derivative financial instruments	[8],[10],[11],[13]	161,102.0	120,880.0
Brokerage payables designated at fair value		38,742.0	37,233.0
Debt issued designated at fair value		59,868.0	66,592.0
Other financial liabilities designated at fair value		31,773.0	36,157.0
Total financial liabilities measured at fair value through profit or loss		325,080.0	291,452.0
Provisions		2,791.0	2,938.0
Other non-financial liabilities		7,018.0	6,211.0	[14]
Total liabilities		1,067,254.0	918,031.0
Equity
Share capital		338.0	338.0
Share premium		24,580.0	24,659.0
Retained earnings		25,251.0	23,419.0
Other comprehensive income recognized directly in equity, net of tax		7,585.0	5,306.0
Equity attributable to shareholders		57,754.0	53,722.0
Equity attributable to non-controlling interests		319.0	174.0
Total equity		58,073.0	53,896.0
Total liabilities and equity		$ 1,125,327.0	$ 971,927.0

[1]
Derivative financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.

[2]	Refer to Note 24c for more information on product type and fair value hierarchy categorization.
[3]	Refer to Note 21c for more information about product type and fair value hierarchy categorization. Refer also to Note 9 and Note 20 for more information about expected credit loss measurement.
[4]	Less deferred tax liabilities as applicable.
[5]	Comparative-period information has been restated. Refer to Note 1b for more information
[6]	Information has been restated where applicable. Refer to Note 1b for more information.
[7]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[8]	Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out.
[9]
Contractual maturities of financial liabilities at fair value held for trading are: USD 32.6 billion due within 1 month (2019: USD 30 billion), USD 1.0 billion due between 1 month and 1 year (2019: USD 0.6 billion) and USD 0 billion due between 1 and 5 years (2019: USD 0 billion). 5 Includes USD 32 million (2019: 0 million) related to fair values of derivative loan commitments and forward starting reverse repurchase agreements classified as derivatives, presented within “Due within 1 month”. The full contractual committed amount of USD 31.3 billion (2019: USD 26.6 billion) is presented in Note 10 under notional amounts.

[10]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[11]
Includes USD 32 million (2019: 0 million) related to fair values of derivative loan commitments and forward starting reverse repurchase agreements classified as derivatives, presented within “Due within 1 month”. The full contractual committed amount of USD 31.3 billion (2019: USD 26.6 billion) is presented in Note 10 under notional amounts.

[12]	Refer to the “Accounting and financial reporting” and “Consolidated financial statements” sections of this report for information on the restatement of comparative information, where applicable
[13]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[14]	Comparative-period information has been restated. Refer to Note 1b for more information.
[15]	Represents funding from UBS Group AG to UBS AG.
[16]	UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 19b for more information.